Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 619	$ 900
Short-term investments		100	0
Accounts receivable
Due from customers and agents, less allowances of $61 and $55, respectively		861	753
Other, less allowances of $2 and $2, respectively		100	98
Inventory, net		145	151
Prepaid expenses		112	115
Income taxes receivable		2	10
Other current assets		27	32
Total current assets		1,966	2,059
Assets held for sale		10	8
Licenses		2,232	1,895
Goodwill		509	766
Franchise rights		255	244
Other intangible assets, net of accumulated amortization of $142 and $153, respectively		24	33
Investments in unconsolidated entities		453	451
Other investments			1
Property, plant and equipment
In service and under construction		11,742	11,679
Less: Accumulated depreciation and amortization		8,318	8,124
Property, plant and equipment, net		3,424	3,555
Other assets and deferred charges		422	434
Total assets	[1]	9,295	9,446
Current liabilities
Current portion of long-term debt		20	12
Accounts payable		368	365
Customer deposits and deferred revenues		223	229
Accrued interest		11	11
Accrued taxes		64	44
Accrued compensation		126	127
Other current liabilities		106	99
Total current liabilities		918	887
Deferred liabilities and credits
Deferred income tax liability, net		552	922
Other deferred liabilities and credits		495	453
Long-term debt, net		2,437	2,433
Commitments and contingencies
Noncontrolling interests with redemption features		1	1
TDS shareholders' equity
Series A Common and Common Shares Authorized 290 shares (25 Series A Common and 265 Common Shares) Issued 133 shares (7 Series A Common and 126 Common Shares) Outstanding 111 shares (7 Series A Common and 104 Common Shares) and 110 shares (7 Series A Common and 103 Common Shares), respectively Par Value ($.01 per share)		1	1
Capital in excess of par value		2,413	2,386
Treasury shares, at cost, 22 and 23 Common Shares, respectively		(669)	(698)
Accumulated other comprehensive income (loss)		(1)	1
Retained earnings		2,525	2,454
Total TDS shareholders' equity		4,269	4,144
Preferred shares		0	1
Noncontrolling interests		623	605
Total equity		4,892	4,750
Total liabilities and equity	[1]	$ 9,295	$ 9,446

[1]	The consolidated total assets as of December 31, 2017 and 2016, include assets held by consolidated variable interest entities (VIEs) of $765 million and $804 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2017 and 2016, include certain liabilities of consolidated VIEs of $21 million and $17 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.